Provisions - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	S/ 109,608		S/ 47,417	S/ 41,073
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Present value of the estimated provision	73,500	$ 22.3
Other provisions	84,728		23,364	S/ 15,732
Legal proceedings provision [member] | Provisions for labor, taxes and civil [member]
Disclosure of other provisions [line items]
Other provisions			19,300
Legal proceedings provision [member] | Environmental laws and regulations [member]
Disclosure of other provisions [line items]
Other provisions	S/ 5,300		S/ 5,100